DWS VARIABLE SERIES I

   SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF THE LISTED PORTFOLIO

                             ----------------------

                             DWS Capital Growth VIP

The following information replaces similar disclosure in "The Portfolio Managers" section of the prospectuses:

The following people handle the day-to-day management of the portfolio.



Julie M. Van Cleave, CFA                    Richard Shepley
Managing Director of Deutsche Asset         Managing Director of Deutsche Asset
Management and Lead Portfolio Manager of    Management and Portfolio Manager
the portfolio.                              of the portfolio.
  o   Joined Deutsche Asset Management      o   Joined Deutsche Asset Management
      and the portfolio in 2002.                in 1998 and the fund in 2007.
  o   Head of Large Cap Growth Portfolio    o   Previous experience includes
      Selection Team.                           eight years of investment
  o   Previous experience includes 19           industry experience as research
      years of investment industry              analyst for global beverage and
      experience at Mason Street                media sectors at Newton
      Advisors, most recently serving           Investment Management and
      as Managing Director and team             assistant manager in corporate
      leader for the large cap                  tax and corporate insolvency
      investment team.                          department at Price Waterhouse,
  o   BBA, MBA, University of Wisconsin         London.
      -- Madison.                           o   MA, Oxford University.

Jack A. Zehner
Director of Deutsche Asset Management
and Portfolio Manager of the portfolio.
  o   Joined Deutsche Asset Management
      and the portfolio in 2002.
  o   Previous experience includes nine
      years of investment industry
      experience at Mason Street Advisors
      where he served most recently as
      Director -- Common Stock.
  o   BBA, University of Wisconsin --
      Madison; MBA, Marquette University.


















               Please Retain This Supplement for Future Reference








                                                                     [Logo]DWS
                                                                       SCUDDER
September 21, 2007                                         Deutsche Bank Group